Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company’s financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued liabilities, warrant liabilities, and contingent consideration. Cash equivalents are comprised of money market funds stated at amortized cost, which approximates fair value at the balance sheet dates, due to the short period of time to maturity. Accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected settlement date. The warrant liabilities and contingent consideration liabilities relate to previous acquisitions and the Business Combination.
The following tables present the fair value hierarchy for assets and liabilities measured at fair value as of (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents
Money market funds	$10,955	$—	$—	$10,955

Total cash equivalents	$10,955	$—	$—	$10,955

Liabilities
Warrant liabilities	$10,820	$—	$—	$10,820
Contingent consideration - other liabilities	—	—	13,897	13,897

Total liabilities at fair value	$10,820	$—	$13,897	$24,717

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents
Money market funds	$11,793	$—	$—	$11,793

Total cash equivalents	$11,793	$—	$—	$11,793

Liabilities
Warrant liabilities	$—	$—	$4,963	$4,963
Contingent consideration - other liabilities	—	—	9,271	9,271

Total liabilities at fair value	$—	$—	$14,234	$14,234

The warrants included in the units issued in FCAC’s initial public offering, each of which is exercisable for one share of common stock at an exercise price of $11.50 (the “public warrants”), were classified within Level 1 as they are publicly traded and had an observable market price in an active market. The warrants issued by FCAC simultaneously with its initial public offering in a private placement, each of which is exercisable for one share of common stock at an exercise price of $11.50 (the “private placement warrants”), and contingent consideration were classified within Level 3 as they were valued using certain unobservable inputs, such as expected volatility estimated based on the average historical stock price volatility of comparable companies. As of December 31, 2021, all private placement warrants were subsequently registered and reclassified to Level 1 measurement as they are now publicly traded and have an observable market price in an active market. The fair value of the private placement warrants was estimated using the Black-Scholes model with inputs based on the Company’s stock price, the exercise price, expected volatility, and expected term. The fair value of the contingent consideration was estimated based on the Company’s stock price and number of shares expected to be issued from acquisitions in prior years. The fair value of the Earnout Shares allocated to Legacy Sharecare shareholders and FCAC Sponsors were included in contingent consideration and are estimated using a Monte Carlo simulation with inputs for the Company’s stock price, expected volatility, risk-free rate, first and second earnout hurdles and expected term.
The following is a schedule of changes to the private placement warrant liabilities balance (Level 3 measurements) during 2021 and 2020 (in thousands):

December 31, 2019	$1,526
Re-measurement of warrants (other (income) expense)	3,437

December 31, 2020	4,963
Re-measurement of warrants (other (income) expense)	(843)
New private placement warrants assumed in connection with the Business Combination	10,319
Conversion of warrants to common stock in connection with the Business Combination	(10,761)
Reclassification to Level 1 measurement upon registration of private placement warrants	(3,678)

December 31, 2021	$—

The following is a schedule of changes to the contingent consideration—other liabilities for the periods presented (in thousands):

December 31, 2019	$702
Contingent consideration from acquisitions	2,358
Re-measurement of contingent consideration (other (income) expense)	6,211

December 31, 2020	9,271
Contingent consideration from acquisition	10,305
Antidilution provision for Series D Preferred Stock	6,387
Settlement of contingent consideration for doc.ai acquisition	(12,682)
Conversion of Series D Preferred Stock to Series A Preferred Stock	(6,451)
Contingent consideration in connection with the Business Combination	21,109
Settlement of contingent consideration for WhitehatAI earnout	(595)
Re-measurement of contingent consideration (other (income) expense)	(13,447)

December 31, 2021	$13,897